OLD DOMINION INVESTORS' TRUST, INC.
                                110 BANK STREET
                            SUFFOLK, VIRGINIA 23434
                               PHONE 757-539-2396

                                   Custodian
                              UNITED MISSOURI BANK
                                928 Grand Avenue
                          Kansas City, Missouri 64141

                                    Counsel
                               KAUFMAN & CANOLES
                              Nations Bank Center
                                 P.O. Box 3037
                               Norfolk, VA 23574

                                    Auditors
                             TAIT, WELLER AND BAKER
                             Two Penn Center Plaza
                                   Suite 700
                     Philadelphia, Pennsylvania 19102-1707

                              Manager, Underwriter
                       INVESTORS' SECURITY COMPANY, INC.
                                110 Bank Street
                            Suffolk, Virginia 23434
                             Phone: (757) 539-2396

                                 Transfer Agent
                               FPS SERVICES, INC.
                               3200 Horizon Drive
                                 P.O. Box 61503
                         King of Prussia, PA 19406-0903
                             Phone: (610) 239-4500

                           [OLD DOMINION INVESTORS'
                              TRUST, INC. LOGO]


                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1997
                                  (unaudited)

REPORT TO STOCKHOLDERS

TO THE STOCKHOLDERS:

     This semi-annual report of The Old Dominion Investors' Trust, Inc. covers the first 6-month period of the fiscal year from September 1, 1996 through February 28, 1997. As of February 28, 1997, net assets of the Trust were $8,767,000 and the per share net asset value of the Trust was $25.17. During this period, distributions were made in the amount of $1.57 per share.

     In the last six months, the Trust had a realized gain on expired call options of $42,788. This additional income from options is paid out to stockholders in the form of cash distributions. The earning power of the Trust's Portfolio of securities will be increased to the extent that options written by the Trust expire unexercised.

     The Trust is looking for investments that will provide as much dividend income to the stockholders as possible, and also offer capital gains potential as well. We believe that economic trends currently in place will continue for some time and that we will be poised to benefit from them.

                                          Sincerely yours,

                                          James F. Hope
                                          President, Old Dominion Investors
                                          Trust, Inc.

                                          Cabell B. Birdsong
                                          Portfolio Manager, Secretary &
                                          Treasurer

April 14, 1997

OLD DOMINION INVESTORS' TRUST, INC.

PORTFOLIO OF INVESTMENTS
(Unaudited)
FEBRUARY 28, 1997

SHARES                    COMMON STOCKS: 90.8%                       VALUE
------                                                             ----------
                           AUTOMOBILES: 4.6%
12,000   Chrysler Corp.                                            $  406,500
                                                                   ----------
                            CHEMICALS: 12.2%
4,700    Dow Chemical Co.                                             380,700
3,000    E.I. DuPont De Nemours & Co.                                 321,750
1,000    Eastman Chemical Co.                                          55,125
3,600    Olin Corp.                                                   144,000
3,500    Union Carbide Corp.                                          165,375
                                                                   ----------
         Total                                                      1,066,950
                                                                   ----------
                          COMMUNICATIONS: 1.0%
2,100    Pacific Telesis Group                                         85,575
                                                                   ----------
                           CONGLOMERATE: 2.3%
2,300    Eastman Kodak Co.                                            206,137
                                                                   ----------
                   CONSUMER GOODS AND SERVICES: 8.9%
5,500    American Home Products Corp.                                 352,000
1,300    Bristol-Myers Squibb Co.                                     169,650
2,500    Colgate-Palmolive Co.                                        258,750
                                                                   ----------
         Total                                                        780,400
                                                                   ----------
                     ELECTRIC & GAS UTILITIES: 1.4%
3,000    Dominion Resources Inc.                                      120,750
                                                                   ----------
                         ENERGY PRODUCTS: 14.1%
2,500    Atlantic Richfield Co.                                       312,500
3,000    Exxon Corp.                                                  299,625
2,700    Mobil Corp.                                                  331,425
3,000    Texaco, Inc.                                                 296,625
                                                                   ----------
         Total                                                      1,240,175
                                                                   ----------
                       FINANCIAL SERVICES: 16.9%
4,500    Bankers Trust NY Corp.                                       408,375
4,300    Chase Manhattan Corp.                                        430,538
4,000    Fleet Financial Group Inc.                                   244,000
3,000    Great Western Financial Corp.                                131,625
4,400    Nations Bank Corp.                                           263,450
                                                                   ----------
         Total                                                      1,477,988
                                                                   ----------
                            INSURANCE: 7.6%
4,400    Aetna Life and Casualty Co.                                  364,650
2,000    Cigna Corp                                                   305,750
                                                                   ----------
         Total                                                        670,400
                                                                   ----------
                          MANUFACTURING: 13.8%
9,500    Cooper Industries Inc.                                       420,375
8,700    GTE Corp.                                                    406,725
  360    Primex Technologies Inc.                                       6,660
6,000    Xerox Corp.                                                  375,000
                                                                   ----------
         Total                                                      1,208,760
                                                                   ----------

OLD DOMINION INVESTORS' TRUST, INC.

(Unaudited)
FEBRUARY 29, 1996

SHARES                     COMMON STOCKS: 90.8%                       VALUE
-------                                                             ----------
                           TRANSPORTATION: 8.0%
  7,500   CSX Corp.                                                    345,938
  3,900   Norfolk Southern Corp.                                       355,387
                                                                    ----------
          Total                                                        701,325
                                                                    ----------
          Total common stocks (Cost $7,076,844)                      7,964,960
                                                                    ----------

PRINCIPAL                 REPURCHASE AGREEMENT: 8.6%
---------
            5.00%, due 03/07/97 -- collateralized by $724,000
              U.S. Treasury Note, 7.500%, 10/31/99 (market value
              $783,258) (Repurchase proceeds $750,729)
$750,000      (Cost $750,000)                                                     750,000
                                                                                ---------
           Total Investments in Securities (Cost $7,826,844)*
             (Notes 1A and 2)                                         99.4%     8,714,960
           Liabilities in Excess of Cash and Other Assets -- Net       0.6%        52,471
                                                                     -----     ----------
           Total Net Assets                                          100.0%    $8,767,431
                                                                     -----     ----------
                                                                     -----     ----------


* Cost for federal income tax purposes is $7,826,844 and net unrealized appreciation consists of:

         Gross Unrealized Appreciation                                          $ 904,682
         Gross Unrealized Depreciation                                            (16,566)
                                                                                ---------
         Net Unrealized Appreciation                                            $ 888,116
                                                                                ---------
                                                                                ---------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

SCHEDULE OF OPTION CONTRACTS WRITTEN
(Unaudited)
FEBRUARY 28, 1997

NUMBER OF
CONTRACTS                                                              VALUE
---------                                                             -------
                            COVERED CALL OPTIONS:
   10       Aetna Life and Casualty Co., March $80                    $ 4,437
   15       Aetna Life and Casualty Co., April $70                     20,250
   30       American Home Products Corp., April $70                     1,687
   10       Atlantic Richfield Co., April $145                            125
   20       Bankers Trust NY Corp., April $95                           2,375
   20       Chase Manhattan Corp., March $100                           6,000
    7       Cigna Corp., March $160                                       700
    7       Cigna Corp., April $165                                     1,050
   10       Colgate Palmolive Inc., April $110                          2,125
   20       CSX Corp., May $50                                          1,625
   15       CSX Corp., May $55                                            375
   10       Dow Chemical Co., March $90                                   125
   10       Eastman Chemical Co., March $60                               125
   10       Eastman Kodak Co., March $90                                1,812
   15       Exxon Corp., April $110                                     1,406
   10       E.I. Du Pont De Nemour., March $115                           500
    5       E.I. Du Pont De Nemour., April $115                           750
   10       Fleet Financial Group Inc., March $60                       3,250
   10       Fleet Financial Group Inc., April $65                       2,813
   20       Great Western Financial Corp. April $35                    19,500
   40       GTE Corp., March $50                                        1,250
   10       Mobil Corp., March $135                                       250
    5       Mobil Corp., May $135                                         625
   20       Nations Bank Corp., April $67.50                            1,313
   10       Norfolk Southern Corp., March $95                             438
   10       Norfolk Southern Corp., June $100                           1,000
   10       Union Carbide Corp., July $50                               1,875
   10       Xerox Corp., March $65                                        750
   20       Xerox Corp., April $65                                      3,375
                                                                      -------
            Total (premiums received $47,622)(Notes 1A, 1D and 3)     $81,906
                                                                      -------
                                                                      -------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
FEBRUARY 28, 1997

ASSETS
  Investments in securities, at value (identified cost $7,826,844) (Notes 1A
    and 2)                                                                         $8,714,960
  Cash                                                                                781,007
  Receivables:
    Securities Sold                                                                   463,790
    Dividends and interest                                                             32,066
  Prepaid expenses and other                                                            5,045
                                                                                   ----------
      Total assets                                                                  9,996,868
                                                                                   ----------

LIABILITIES
  Payables:
    Securities purchased                                                            1,123,880
    Capital Stock Redeemed                                                              8,676
  Option contracts written, at value (premiums received $47,622) (Note 3)              81,906
  Accrued expenses                                                                     14,975
                                                                                   ----------
      Total liabilities                                                             1,229,437
                                                                                   ----------

NET ASSETS
  (Applicable to 348,346 shares of capital stock outstanding; 500,000 shares of
    $12.50 par value authorized)                                                   $8,767,431
                                                                                   ----------
                                                                                   ----------
Computation of offering price:
  Net asset value and redemption price per share ($8,767,431 # 348,346 shares)     $    25.17
                                                                                   ----------
                                                                                   ----------
  Offering price per share (100/96 of net asset value)*                            $    26.22
                                                                                   ----------
                                                                                   ----------
*On investments of $100,000 or more the offering price is reduced.

Net assets consists of:
  Paid-in capital                                                                  $7,448.419
  Undistributed net realized gains on investments                                     440,348
  Undistributed net investment income                                                  24,832
  Net unrealized appreciation of investments and options written                      853,832
                                                                                   ----------
                                                                                   $8,767,431
                                                                                   ----------
                                                                                   ----------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

STATEMENT OF OPERATIONS
(Unaudited)
SIX MONTHS ENDED FEBRUARY 28, 1997

INVESTMENT INCOME
  Income
    Dividends                                               $  120,774
    Interest                                                    13,583
                                                            ----------
      Total Income                                             134,357
                                                            ----------

  Expenses
    Investment management fee (Note 4)                          20,524
    Professional fees                                           10,418
    Insurance expense                                            7,099
    Distribution expenses (Note 4)                               2,212
    Directors' fees                                              3,801
    Printing expense                                             1,629
    Registration and filing                                        323
    Other expense                                                2,826
                                                            ----------
      Total expenses                                            48,832
                                                            ----------
NET INVESTMENT INCOME                                           85,525
                                                            ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS
  WRITTEN
  Net realized gain on options written                          42,788
  Net realized gain on investments                             557,401
  Net change in unrealized appreciation of investments
    and option contracts written                               573,255
                                                            ----------
NET GAIN ON INVESTMENTS AND OPTIONS WRITTEN                  1,173,444
                                                            ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                  $1,258,969
                                                            ----------
                                                            ----------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                  SIX MONTHS ENDED
                                                                                    FEBRUARY 28,         YEAR ENDED
                                                                                        1997          AUGUST 31, 1996
                                                                                  ----------------    ---------------
                                                                                    (UNAUDITED)

OPERATIONS
  Net investment income                                                              $   85,525          $   180,294
  Net realized gain on options written                                                   42,788              104,627
  Net realized gain on investments                                                      557,401              595,065
  Net change in unrealized appreciation of investments and options written              573,255              136,807
                                                                                  ----------------     ---------------
    Net increase in net assets resulting from operations                              1,258,969            1,016,793

DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from net investment income ($.42 and $.29 per share,
  respectively)                                                                        (142,713)             (98,274)
  Distributions from realized gain on investment and options written ($1.15
    and $1.13 per share, respectively)                                                 (390,713)            (381,011)

CAPITAL SHARE TRANSACTIONS
  Net increase (decrease) in net assets derived from the change in the number
    of outstanding share (a)                                                            248,799              (21,148)
                                                                                  ----------------     ---------------
    Total increase in net assets                                                        974,342              516,360

NET ASSETS
  Beginning of year                                                                   7,793,089            7,276,729
                                                                                  ----------------     ---------------
  End of year
    (including undistributed net investment income of $24,832 and $82,020,
      respectively)                                                                  $8,767,431         $  7,793,089
                                                                                  ----------------     ---------------
                                                                                  ----------------     ---------------

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

(a) Transactions in capital shares were as follows:

                                                   SIX MONTHS ENDED              YEAR ENDED
                                                   FEBRUARY 28, 1997           AUGUST 31, 1996
                                                 ---------------------     -----------------------
                                                 SHARES       AMOUNT       SHARES        AMOUNT
                                                 -------     ---------     -------     -----------
                                                      (UNAUDITED)
Shares sold                                        6,312     $ 152,517      23,141     $   534,981
Shares issued in reinvestment of
  distributions from net investment income
  and realized gain on investments and
  options contracts written                       15,296       357,881      14,133         314,471
                                                 -------     ---------     -------     -----------
                                                  21,608       510,398      37,274         849,452
Shares redeemed                                  (10,820)     (261,599)    (37,920)       (870,600)
                                                 -------     ---------     -------     -----------
Net increase (decrease)                           10,788     $ 248,799        (646)    $   (21,148)
                                                 -------     ---------     -------     -----------
                                                 -------     ---------     -------     -----------

                         SIX MONTHS
                           ENDED
                        FEBRUARY 28,                                     YEAR ENDED AUGUST 31,
                        ------------ ----------------------------------------------------------------------------------------------
                            1997      1996     1995     1994     1993     1992      1991      1990        1989     1988       1987
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
                        (UNAUDITED)
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning of period      $23.09    $21.52   $19.64   $20.24   $19.71   $ 20.09   $ 18.23   $ 23.49     $20.37   $30.97     $27.25
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
Income from investment
  operations --
  Net investment income      0.25      0.53     0.68     0.63     0.54      0.71      0.64      0.75       0.67     0.46       0.43
  Net realized and
    unrealized gain
    (loss) on
    investments and
    options written          3.40      2.46     2.67     0.51     1.39      0.31      2.88     (3.78)      4.37    (5.95)      6.33
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
    Total from
      investment
      operations             3.65      2.99     3.35     1.14     1.93      1.02      3.52     (3.03)      5.04    (5.49)      6.76
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
Less distributions --
  Distributions from net
    investment income        0.42      0.29     0.78     0.64     0.45      0.66      0.71      0.82       0.75     0.43       0.89
  Distributions from
    realized gains on
    investments              1.15      1.13     0.44     1.10     0.95      0.74      0.95      1.41       1.17     4.68       2.15
  Distributions in
    excess of realized
    gains on investments        --       --     0.25       --       --        --        --        --         --       --         --
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
    Total distributions      1.57      1.42     1.47     1.74     1.40      1.40      1.66      2.23       1.92     5.11       3.04
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
Net asset value, end of
  period                   $25.17    $23.09   $21.52   $19.64   $20.24   $ 19.71   $ 20.09   $ 18.23     $23.49   $20.37     $30.97
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
                        ------------ ------   ------   ------   ------   -------   -------   -------     ------   ------     ------
TOTAL RETURN*               16.44%    14.31%   18.05%    5.92%   10.23%     5.29%    21.09%   (13.87)%    26.29%  (16.84)%    27.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of
  period (in thousands)    $8,767    $7,793   $7,277   $6,918   $6,718   $ 6,745   $ 6,525   $ 6,202     $6,796   $5,523     $7,388
Ratio to average net
  assets --
  Expenses                   1.19%+    1.30%    1.39%    1.33%    1.17%     1.34%     1.33%     1.20%     1.54%     1.66%      1.10%
  Net investment income      2.08%+    2.35%    3.42%    3.29%    2.69%     2.73%     3.46%     3.69%     3.07%     3.94%      3.42%
Portfolio turnover rate        54%      119%      64%      67%      76%       54%       56%       76%       88%       45%        53%
Average Commission per
  share                    $.2951    $.4008       --       --       --        --        --        --         --       --         --

*Calculated without deduction of sales load.

+Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

OLD DOMINION INVESTORS' TRUST, INC.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
FEBRUARY 28, 1997

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES
    Old Dominion Investors' Trust, Inc. (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The primary investment objective of the Trust is to seek income with long-term growth of capital being a secondary objective. There can be no assurance that the Trust's objective will be achieved. The Trust's assets are invested in marketable securities whose prices fluctuate. Therefore, the value of the outstanding shares of the Trust are not fixed, but vary with the daily changes in market value of those securities held in the Trust's portfolio.

    The following is a summary of the significant accounting policies followed by the Trust:
    A. SECURITY VALUATION. Portfolio securities which are traded on an exchange are valued at the last reported sale price on the date of valuation. If there is no reported sale then the valuation is based upon the mean between the bid and ask prices. Securities for which reliable quotations are not readily available are valued at fair market value as determined in good faith by the Trust's Board of Directors. Short-term investments are valued at cost which when combined with accrued interest equals fair market value.
    B. FEDERAL INCOME TAXES. The Trust intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
    C. SECURITY TRANSACTIONS AND DIVIDENDS. As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.
    D. OPTION ACCOUNTING PRINCIPLES. When the Trust sells an option, the premium received is recorded as a liability. Each day the option contract liability is valued in accordance with the procedures for security valuations discussed above. When an offsetting option is purchased (closing transaction) or the option contract expires, the Trust realizes a gain or loss and the liability related to such option contract is eliminated. When an option is exercised, the Trust realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premiums originally received.
    E. USE OF ESTIMATES. In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENTS
    During the six months ended February 28, 1997, the cost of purchases and the proceeds from sale of securities, excluding short-term notes, were $4,095,772 and $4,446,119, respectively.

NOTE 3 -- PUT OPTIONS AND COVERED CALL OPTIONS WRITTEN
    A summary of option contracts written by the Trust during the period is as follows:

                                                       NUMBER OF      OPTION
                                                        OPTIONS      PREMIUMS
                                                       ---------     --------
Options outstanding at beginning of period                 541       $57,338
Options written                                            737        82,220
Options cancelled in closing purchase transactions          --            --
Options expired                                           (437)      (42,788)
Options exercised                                         (442)      (49,148)
                                                       ---------     --------
Options outstanding at end of period                       399       $47,622
                                                       ---------     --------
                                                       ---------     --------

    As of February 28, 1997, portfolio securities valued at $3,038,962 were subject to covered call options written by the Trust.

NOTE 4 -- INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES Investors Security Company, Inc. ("Investors Security") provides the Trust with investment management and advisory services pursuant to an agreement and contract dated December 20, 1988. Investors Security furnishes all investment advice, office space and salaries of personnel needed by the Trust. Additionally, Investors Security has agreed to act as the Trust's registrar and transfer agent and to bear all related costs associated with the registration and transfer of the Trust's shares. As compensation for its services, the Manager is paid a monthly fee which is equal to an annual rate of .50% of the Trust's average net assets.

    Effective January 1, 1990, the fund has adopted a Plan pursuant to Rule 12B-1 under the 1940 Act (the "Plan"), whereby it may pay up to .25% of average daily net assets to its principal underwriter, Investors Security, for expenses incurred in the distribution of the Fund's shares. Pursuant to this Plan, Investors Security is entitled to reimbursement for payments to securities dealers providing shareholders services. Distribution expenses incurred by Investors Security were $2,212 during the six months ended February 28, 1997.
    Investors Security is a registered securities broker/dealer and serves as the Trust's principal underwriter. During the six months ended February 28, 1997, Investors Security received $0.00 in underwriter's concessions and $6,102 in commissions as a retail dealer in the Trust's shares. Investors Security also received $51,282 in brokerage commissions on the execution of certain of the Trust's portfolio transactions.
    Certain officers and directors of the Trust are also officers and/or directors of Investors Security.